Venerable Insurance and Annuity Company
GoldenSelect ESII® Variable Annuity
April 30, 2021, Updating Summary Prospectus

This summary prospectus describes GoldenSelect ESII®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since March 15, 2010, and this summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:
•	Subaccounts of the Separate Account, each which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract; and
•
Fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The full GoldenSelect ESII® prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=138 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod380789883&doctype=spros on and after June 11, 2021.

You can also obtain this information at no cost by calling 1-800-366-0066  or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the Funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.

You may elect to receive all future reports in paper free of charge.  You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at 1-800-366-0066.  Your election to receive reports in paper will apply to all Funds in which you choose to invest.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this summary prospectus.  Any representation to the contrary is a criminal offense.

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus.   Other special terms are generally defined in the sections where those terms appear.

Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Contract
The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect ESII Variable Annuity.  The Contract has two phases:
• The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and
• The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this summary prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options
Investment options that earn a stated amount of interest for a specified period of time (until its maturity date).  A withdrawal from a Fixed Interest Option more than 30 days before its maturity date may be subject to Market Value Adjustment.

Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment	An adjustment to the Contract Value for transfers or withdrawals from a Fixed Interest Option more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.
Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account
Separate Account B, which is separate investment account of the Company that supports the Contract.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

Certain changes to the Contract’s features have occurred since May 1, 2020, the date of your most recent prospectus update.  The information in this section is a summary of those changes and does not reflect all of the changes that have occurred since you purchased the Contract.

Fund Changes

The following are the changes to the funds available through the Contract
•	Effective May 1, 2021, the VY® Invesco Oppenheimer Global Portfolio changed its name to the VY® Invesco Global Portfolio.

Enhanced Surrender Value Offer

Beginning on August 17, 2020, the Company began offering Contract Owners that purchased a Contract with the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”) enhanced cash surrender value (“Enhanced Cash Surrender Value”) in exchange for surrendering the entire Contract (the “Offer”). If you accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will terminate and have no further value, force or effect. Any existing surrender charges will be waived if you accept the Offer. Additional details regarding the Offer are provided below.

No Action is Required on Your Part.  Acceptance of the Offer is optional. You are not required to accept the Offer or take any action under your Contract. If you do not accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will continue unchanged.

The Offer Will Not Be Appropriate for All Contract Owners and it May Not Be in Your Best Interest to Accept It. You should carefully review this information and make sure you understand the terms of the Offer. This Offer asks you to give up valuable benefits in return for the Enhanced Cash Surrender Value. Please consider carefully whether you no longer need or want the Contract, the guarantees provided by the Eligible MGIB Rider and any other optional living benefit riders or Death Benefits. Your financial professional can help you understand whether accepting the Offer would be appropriate for you given your personal circumstances and financial goals. Additionally, accepting the Offer by surrendering your Contract may result in tax liability. Please consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach 59½ may result in a 10% tax penalty. You will be responsible for any taxes, including any tax penalty for a surrender before age 59½, upon Acceptance of the Enhanced Cash Surrender Value Offer, and taxes generally will be withheld from the Enhanced Cash Surrender Value when it is paid unless directed otherwise by you.

You should accept the Offer only when you determine, after knowing all the facts, that it is better for you to accept the Offer rather than continue to own your Contract, including the Eligible MGIB Rider and any other accompanying endorsements and riders.

When does the Enhanced Surrender Value Offer begin? The Offer is being made beginning on August 17, 2020, and does not have a set termination date.  When we receive your acceptance of the Offer in good order (your “Acceptance”), we will surrender your entire Contract for its Enhanced Cash Surrender Value. To be in “good order” your Acceptance must be made in a form satisfactory to us that has been properly signed and accurately completed with such clarity that we are not required to exercise any judgment or discretion in carrying it out. You may not accept the Offer for only a portion of your Contract’s surrender value.

Notwithstanding the foregoing, we may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, defined below, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  If we receive your Acceptance before notice of such a modification, suspension, or termination, we will honor your Acceptance as submitted.  In the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.  We reserve the right to reject any request to accept the offer if it is not received in good order before modification, suspension, or termination of the Offer.

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What will I receive if I accept the Offer?  If you choose to accept the Offer, we will pay you your Enhanced Cash Surrender Value in exchange for the surrender of your Contract. We will calculate the Enhanced Cash Surrender Value at the end of business on August 17, 2020, if your Acceptance is  received in good order prior to that date or at the end of the business day on which we receive in good order your Acceptance (the “Acceptance Date”). If we receive your Acceptance in good order after the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day, we will calculate the Enhanced Cash Surrender Value on the next business day. The Enhanced Cash Surrender Value will normally be paid within seven days after our receipt of Acceptance of the Offer in good order.

The Enhanced Cash Surrender Value will be calculated as follows:

(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

The MGIB Benefit Base is a calculation used to determine the MGIB annuity income under the Eligible MGIB Rider.  For more information about the MGIB Benefit Base and how it is defined and calculated, please review your full Contract prospectus.  See the hypothetical examples below, which illustrate how we compute the Enhanced Cash Surrender Value.

Will I be subject to a Market Value Adjustment if I accept the Enhanced Surrender Value Offer?  Yes, if you are invested in a Fixed Interest Allocation and the Acceptance Date does not occur on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment if you accept the Offer. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your Contract Value. If interest rates have fallen during the guarantee period, you will likely receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in APPENDIX B - Fixed Account II.

Will I incur a surrender charge if I accept the Enhanced Cash Surrender Value Offer? No, we will waive any applicable surrender charge(s) if you accept the Offer.

Why is the Company making this Enhanced Cash Surrender Value Offer? We believe that the Offer may be mutually beneficial to both us and to certain Contract Owners:
•
Contract Owner Benefits – The Company believes that the Offer may be beneficial to our Contract Owners who no longer need or want the guarantees provided by the Eligible MGIB Rider, any other optional living benefit riders, or the Death Benefit. As noted above, accepting the Offer may not be appropriate for all Contract Owners and you should consult with your financial professional to determine if accepting the Offer is right for your personal and financial situation. You should also consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract by accepting the Offer.

•
Company Benefits – The Company is taking steps, such as making the Offer, to accelerate the run-off of a block of variable annuity contracts that are no longer offered for sale and through which the Eligible MGIB Rider is available, which is expected to reduce capital requirements and associated risks for this business segment. Providing guarantees under the Eligible MGIB Riders may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets, and high volatility in either equity markets or interest rates.

How do I know if I am eligible to participate in the Enhanced Surrender Value Offer? The Offer is available to you if:
•	You are the owner (or joint owner) of an in-force Contract with an attached in-force Eligible MGIB Rider;
•	Death Benefits have not been paid (spouses who have elected spousal continuation under the Contract may be eligible to participate in the Offer); and
•	You have not fully annuitized your Contract or fully annuitized under the Eligible MGIB Rider.

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What are some factors I should consider in deciding whether to accept the Enhanced Cash Surrender Value Offer? We urge you to carefully review this prospectus supplement and discuss the Offer with your financial, legal and/or tax adviser prior to making the decision to accept this Offer. Once you have surrendered your Contract in exchange for its Enhanced Cash Surrender Value, it cannot be undone. In deciding whether to accept the Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:
•
Whether your situation has changed since the time you purchased the Contract and the Eligible MGIB Rider. For example, changes in health may make the long-term payments available under the Eligible MGIB Rider less important to you. Likewise, a personal financial emergency could make a payment of the Enhanced Cash Surrender Value more desirable than the long-term payments under the Eligible MGIB Rider;

•	The Enhanced Cash Surrender Value you receive may be less than the amount you would have received over your lifetime had you kept your Contract and the Eligible MGIB Rider in force;
•	Whether it is important for you to leave a Death Benefit to your beneficiaries;
•	Whether your need for an Enhanced Cash Surrender Value is more important to you than the tax deferral provided during the accumulation phase of the Contract;
•
Whether your need for an Enhanced Cash Surrender Value, after incurring any applicable Market Value Adjustment, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•	The tax impact of accepting the Offer. A surrender made before you reach 59½ may also result in a 10% tax penalty;
•	Whether accepting the Offer would have any additional financial impact to you; and
•
Whether you intend to transfer the Enhanced Cash Surrender Value to a different financial product (like another variable annuity). Transfer to other financial products may trigger payment of a sales charge, be subject to a new surrender charge, or have higher fees or less favorable benefits than the Contract and the Eligible MGIB Rider.

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your Contract Value or the value of any living benefit rider or Death Benefit. Please discuss with your financial professional whether the Offer is suitable for you based on your particular circumstances. When talking to your financial professional, be aware that they may receive a commission for selling you a new financial product and you should ask them to disclose any conflicts of interest that they might have when advising you about whether the Offer is right for you.

How will I be notified about the Offer? You received an offer letter prior to the beginning of the Offer that provided your estimated Enhanced Cash Surrender Value. Because your estimated Enhanced Cash Surrender Value may fluctuate until the Acceptance Date, you will not know the actual Enhanced Cash Surrender Value until we calculate it on the Acceptance Date. However, any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the Acceptance Date may affect your Contract Value and/or MGIB Benefit Base. See the “Contract Value” section of the full Contract prospectus for further information about the impact of withdrawals and transfers on the Contract Value.

What happens if I don’t take any action? If you take no action, your Contract and all attached in-force riders and endorsements will continue unchanged.

How can I accept the Enhanced Surrender Value Offer? To accept the Offer, you may complete the form included with your offer letter or contact Customer Service at 1-877-235-8564.

What else do I need to know? We may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  Also, in the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.   By accepting the Offer in exchange for payment of the Enhanced Cash Surrender Value you will not be able to participate in any such future offers.

You should discuss this Offer with your financial representative to determine whether accepting the Offer is suitable for you given your unique financial position and future financial, retirement and insurance needs. You should not terminate your Contract under the Offer unless you determine, after consulting with your financial representative, that doing so is more beneficial to you than continuing to maintain your Contract and/or annuitizing under the Contract or under the Eligible MGIB Rider at a later date. You should discuss the tax impact of accepting the Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

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You may want to discuss this Offer with the beneficiaries named in your Contract to determine whether you need the Death Benefit protection provided under the Contract.

Hypothetical Examples of How the Enhanced Cash Surrender Value is Calculated*.

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

Example A –  Assumptions:
•	Adjusted Contract Value = $90,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $90,000 = $10,000
(2)	$10,000 x 25% = $2,500
(3)	2,500+ $90,000 = $92,500

The Enhanced Cash Surrender Value equals $92,500, which is more than the adjusted contract value.

Example B –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $90,000
•	Enhanced Surrender Percentage = 25%

(1)	$90,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the difference when the Contract Value is subtracted from the MGIB Benefit Base cannot be less than zero.

Example C –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the adjusted Contract Value and the adjusted MGIB Benefit Base are the same.

*
These Examples do not display the added value of waiving surrender charges, if any, if the Offer is accepted. These Examples also do not reflect the impact of the MVA or fees, if any, on the amount received if the Offer is accepted. For more information about the amount of any surrender charge that will be waived, the MVA and fees that may apply to you upon Acceptance of the Offer, please contact Customer Service at 1-877-235-8564.

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KEY INFORMATION

Important information you should consider about the Contract:

FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from or surrender the Contract within eight (8) years following a premium payment, you may be assessed a surrender charge.   The surrender charge is a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment withdrawn or surrendered.   For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment.  See “Surrender Charge” in the full prospectus for more information.

Transaction Charges
In addition to surrender charges, there may be an additional charge if:
• You transfer Contract Value between Subaccounts;
• You request that withdrawal proceeds be mailed for overnight delivery; or
• State or local premium taxes become due.
See “Charges Deducted from the Contract Value” in the full prospectus for more information.

Ongoing Fees and Expenses (annual amounts)
Minimum and Maximum Annual Fee Table.  The table below describes the fees and expenses that you may pay each year, depending on the options you choose.   Refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.42%[1]	1.42%[1]
	Investment options (Fund fees and expenses)	0.51%[2]	1.50%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.30%[3]	1.70%[3]
See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” in the full prospectus for more information.
Because your Contract is customizable, the choices you make affect how much you will pay.   To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.   This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,690	Highest Annual Cost: $4,296
Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Least expensive Contract and Fund fees and expenses;
• No Optional Benefits;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Most expensive Contract and combination of Optional Benefits and Fund fees and expenses;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

1
As a percentage of Account Value in each Subaccount. This fee includes the 1.25% Mortality and Expense Risk Charge and the 0.15% Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses and the $30 Annual Administrative Fee converted into an annual percentage equal to 0.016%.  The annual Administrative Fee is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more.  The minimum amount reflects this waiver, while the maximum amount does not.

2	As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expense before any expense reimbursements or fee waiver arrangements.
3	As a percentage of Contract Value or Benefit Base depending on the optional benefit elected.

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RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for more information
Risk of Loss	You can lose money investing in the Contract, including loss of principal.
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to eight years after each premium payment.   They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time.   A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options before the end of its guaranteed interest period.   The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Risks Associated with the Investment Options
An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option, including the Fund prospectuses, before making an investment decision.

The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.   If the Company experiences financial distress, it may not be able to meet its obligations to you.   More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Investment Options
There may be a $25 charge for each transfer between Subaccounts after the first 12 in a Contract Year.  See “Charges Deducted from the Contract Value” in the full prospectus for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract.   Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options.  See “Addition, Deletion or Substitution of Subaccounts and Other Changes” in the full prospectus for more information.

The Contract is not designed to serve as a vehicle for frequent transfers.  We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges.   We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy.  See “TRANSFERS AMONG YOUR INVESTMENTS-Excessive Trading Policy” in the full prospectus for more information.

Optional Benefits
We may restrict or limit amounts that may be allocated to certain Funds.  Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact those Optional Benefits.  We may change a category into which a Fund is placed in the future.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis.  A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn.  See “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT CHOICES” in the full prospectus for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract.  None of the Optional Benefits are currently available for election.  See “DEATH BENEFIT CHOICES” in the full prospectus for more information.

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TAXES See “TAX CONSIDERATIONS” in the full prospectus for more information.
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement account (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% penalty tax for withdrawals and surrenders before age 59 ½.

CONFLICTS OF INTEREST See “Selling the Contract” in the full prospectus for more information.
Investment Professional Compensation
Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on value of Contracts sold through the firm.  This compensation is not paid directly by Contract Owners or the Separate Account.  This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own.   You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

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APPENDIX A - FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=138 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod380789883&doctype=spros on and after June 11, 2021.

You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.  The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge.  Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES[1]	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Class III 1.01%	20.79%	9.17%	6.61%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.87%	3.03%	8.14%	6.76%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.85%	-1.09%	7.34%	6.24%

1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return.	Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A fund of funds.	Class ADV 1.09%	15.80%	9/05%	6.51%* *Annualized return from fund inception/
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	0.24%	0.77%	0.39%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.07%	16.74%	13.27%	11.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.73%	5.63%	7.47%	5.98%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	7.57%	4.99%	4.73%

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.99%	-0.94%	3.94%	3.13%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.95%	7.28%	6.78%	4.81%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.27%	30.11%	17.51%	15.36%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.89%	5.97%	9.36%	9.71%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.91%	40.76%	17.49%	13.75%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.85%	10.33%	6.58%	5.52%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.01%	13.64%	9.86%	8.14%

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.	Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.97%	13.15%	9.26%	7.66%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.93%	12.17%	8.90%	6.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.68%	38.13%	20.81%	17.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.61%	21.58%	15.73%	13.95%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.60%	1.20%	9.10%	9.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	34.52%	17.86%	14.34%

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	16.32%	12.68%	11.72%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.70%	19.34%	12.67%	10.76%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.15%	12.04%	10.29%	10.12%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.13%	13.92%	9.74%	8.27%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.63%	7.05%	3.84%	3.21%
Seeks total return.	Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.50%	17.87%	14.64%	13.32%
Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.	VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Class S 0.87%	10.95%	4.50%	3.07%

A-5

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S2 1.02%	9.76%	8.49%	8.17%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	2.90%	8.66%	9.28%
Seeks capital appreciation.	VY® Invesco Global Portfolio (formerly, VY® Invesco Oppenheimer Global Portfolio) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Class S 1.05%	27.78%	14.87%	11.72%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J. P. Morgan Investment Management Inc.	Class S 1.50%	33.23%	18.77%	6.30%
A non-diversified Portfolio that seeks long-term capital appreciation	VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	Class S 1.19%	13.28%	13.80%	12.30%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk	VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 0.89%	17.97%	12.89%	11.03%
Seeks long-term growth of capital.	VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 1.01%	10.33%	6.67%	14.49%

A-6

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value.  Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Class 2 1.13%	8.59%	10.22%	8.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.	ProFund VP Bull Investment Adviser: ProFund Advisors LLC	1.68%	16.03%	12.93%	11.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.	ProFund VP Europe 30 Investment Adviser: ProFund Advisors LLC	1.68%	-9.23%	3.45%	2.23%
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1.68%	-26.70%	-12.03%	-13.12%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.87%	16.93%	13.49%	11.84%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	15.62%	13.78%	12.63%

A-7

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.85%	7.98%	9.32%	10.02%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co.	Class S 0.85%	5.11%	9.22%	9.57%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.71%	7.62%	7.03%	5.06%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.92%	30.59%	17.92%	15.74%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	3.19%	2.15%	1.53%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.10%	26.06%	12.18%	11.49%

A-8

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks high total return consisting of capital appreciation and current income.	VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S 1.12%	-5.04%	3.68%	5.17%
Seeks total return including capital appreciation and current income.	VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S 0.93%	-6.53%	3.93%	7.67%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Class S 1.17%	9.54%	8.24%	8.87%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	9.88%	8.63%	8.31%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc	Class S 1.13%	0.28%	7.71%	10.02%

A-9

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:
BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, LifePay, Joint LifePay, LifePay Plus and Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:
Voya Global Equity Portfolio	Voya Solution Moderately Aggressive Portfolio

Currently, the Accepted Funds for the Income Optimizer are:
BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
Voya Intermediate Bond Portfolio	VY® BlackRock Inflation Protected Bond Portfolio
Voya U.S. Bond Index Portfolio

See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A-10

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract.  The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)).  We will credit your Fixed Interest Option(s) with a fixed rate of interest.  We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue, and rate.  In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program.  We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts.  We set the interest rates periodically.  We may credit a different interest rate for each guaranteed interest period.  The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period.  If you take your money out from a Fixed Interest Option more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment.  A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out.  A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available.  You have a right to return your Contract for a refund as described in the full Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the full Contract prospectus.  Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select.  We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period.  Each guaranteed interest period ends on its maturity date which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers, or other charges we may impose, including any Market Value Adjustment.  Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value.  We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer, or annuitize your investment in a Fixed Interest Option more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.  A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer, or annuitize, depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date.  We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods.  We determine guaranteed interest rates at our sole discretion.  We cannot predict the level of future interest rates.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the full Contract prospectus on the maturity date of a guaranteed interest period.  The minimum amount that you can transfer to or from any Fixed Interest Option is $100.  Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment.  If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

B-1

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option.  You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option.  A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge.  Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value.  We will apply a Market Value Adjustment:
•
Whenever you withdraw or transfer money from a Fixed Interest Option (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative, or result in no change.  In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value.  On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value.  In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized.  In the event of a partial withdrawal, transfer, or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred, or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account.  More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:
•
100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately.  The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.  As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

B-2

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option.  On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:
(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Option; and
(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option.  The Contract Value on the date of allocation will be the amount allocated.  Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract.  The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge.  We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee.  On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less.  The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend, or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

B-3

Assumptions used for Examples #1 and #2:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year guaranteed interest period;
•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
•	No prior Withdrawals affecting the Fixed Account have been taken;
•	A 3% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:
•	The calculated Fixed Account value after application of the MVA; and
•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330.  The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee.  The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1.  Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee.  In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%.  The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)].  Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

B-4

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.
In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330.  This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, a partial Withdrawal of $90,000 is taken;
•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;
•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
•	A 0% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%).  On May 15, 2010, the Floor Guarantee is equal to $232,127.  On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually.  As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818).  Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000).  No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818.  When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

B-5

APPENDIX C – Fixed Interest Division
A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.
Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.
You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

C-1

HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full GoldenSelect ESII® Contact prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2021, as amended and supplemented.  The full prospectus and SAI can be found online  at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=138 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod380789883&doctype=spros on and after June 11, 2021.

It may also be obtained at no cost to you by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

GoldenSelect ESII, Contract I.D. C00002521	April 30, 2021

Venerable Insurance and Annuity Company
GoldenSelect Generations® Variable Annuity
April 30, 2021, Updating Summary Prospectus

This summary prospectus describes GoldenSelect Generations®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since October 2008, and this summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:
•	Subaccounts of the Separate Account, each which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract; and
•
Fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The full GoldenSelect Generations® prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=476 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789784&doctype=spros on and after June 11, 2021.

You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the Funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this summary prospectus.  Any representation to the contrary is a criminal offense.

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus.   Other special terms are generally defined in the sections where those terms appear.

Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Contract
The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect Generations Variable Annuity.  The Contract has two phases:
• The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and
• The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this summary prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options
Investment options that earn a stated amount of interest for a specified period of time (until its maturity date).  A withdrawal from a Fixed Interest Option more than 30 days before its maturity date may be subject to Market Value Adjustment.

Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment	An adjustment to the Contract Value for transfers or withdrawals from a Fixed Interest Option more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.
Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account
Separate Account B, which is separate investment account of the Company that supports the Contract.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

2

UPDATED INFORMATION ABOUT YOUR CONTRACT

Certain changes to the Contract’s features have occurred since May 1, 2020, the date of your most recent prospectus update.  The information in this section is a summary of those changes and does not reflect all of the changes that have occurred since you purchased the Contract.

Fund Changes

The following are the changes to the funds available through the Contract
•	Effective May 1, 2021, the VY® Invesco Oppenheimer Global Portfolio changed its name to the VY® Invesco Global Portfolio.

Enhanced Surrender Value Offer

Beginning on August 17, 2020, the Company began offering Contract Owners that purchased a Contract with the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”) enhanced cash surrender value (“Enhanced Cash Surrender Value”) in exchange for surrendering the entire Contract (the “Offer”). If you accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will terminate and have no further value, force or effect. Any existing surrender charges will be waived if you accept the Offer. Additional details regarding the Offer are provided below.

No Action is Required on Your Part.  Acceptance of the Offer is optional. You are not required to accept the Offer or take any action under your Contract. If you do not accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will continue unchanged.

The Offer Will Not Be Appropriate for All Contract Owners and it May Not Be in Your Best Interest to Accept It. You should carefully review this information and make sure you understand the terms of the Offer. This Offer asks you to give up valuable benefits in return for the Enhanced Cash Surrender Value. Please consider carefully whether you no longer need or want the Contract, the guarantees provided by the Eligible MGIB Rider and any other optional living benefit riders or Death Benefits. Your financial professional can help you understand whether accepting the Offer would be appropriate for you given your personal circumstances and financial goals. Additionally, accepting the Offer by surrendering your Contract may result in tax liability. Please consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach 59½ may result in a 10% tax penalty. You will be responsible for any taxes, including any tax penalty for a surrender before age 59½, upon Acceptance of the Enhanced Cash Surrender Value Offer, and taxes generally will be withheld from the Enhanced Cash Surrender Value when it is paid unless directed otherwise by you.

You should accept the Offer only when you determine, after knowing all the facts, that it is better for you to accept the Offer rather than continue to own your Contract, including the Eligible MGIB Rider and any other accompanying endorsements and riders.

When does the Enhanced Surrender Value Offer begin? The Offer is being made beginning on August 17, 2020, and does not have a set termination date.  When we receive your acceptance of the Offer in good order (your “Acceptance”), we will surrender your entire Contract for its Enhanced Cash Surrender Value. To be in “good order” your Acceptance must be made in a form satisfactory to us that has been properly signed and accurately completed with such clarity that we are not required to exercise any judgment or discretion in carrying it out. You may not accept the Offer for only a portion of your Contract’s surrender value.

Notwithstanding the foregoing, we may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, defined below, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  If we receive your Acceptance before notice of such a modification, suspension or termination, we will honor your Acceptance as submitted.  In the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.  We reserve the right to reject any request to accept the offer if it is not received in good order before modification, suspension or termination of the Offer.

3

What will I receive if I accept the Offer?  If you choose to accept the Offer, we will pay you your Enhanced Cash Surrender Value in exchange for the surrender of your Contract. We will calculate the Enhanced Cash Surrender Value at the end of business on August 17, 2020, if your Acceptance is  received in good order prior to that date or at the end of the business day on which we receive in good order your Acceptance (the “Acceptance Date”). If we receive your Acceptance in good order after the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day, we will calculate the Enhanced Cash Surrender Value on the next business day. The Enhanced Cash Surrender Value will normally be paid within seven days after our receipt of Acceptance of the Offer in good order.

The Enhanced Cash Surrender Value will be calculated as follows:

(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

The MGIB Benefit Base is a calculation used to determine the MGIB annuity income under the Eligible MGIB Rider.  For more information about the MGIB Benefit Base and how it is defined and calculated, please review your full Contract prospectus.  See the hypothetical examples below, which illustrate how we compute the Enhanced Cash Surrender Value.

Will I be subject to a Market Value Adjustment if I accept the Enhanced Surrender Value Offer?  Yes, if you are invested in a Fixed Interest Allocation and the Acceptance Date does not occur on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment if you accept the Offer. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your Contract Value. If interest rates have fallen during the guarantee period, you will likely receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in APPENDIX B - Fixed Account II.

Will I incur a surrender charge if I accept the Enhanced Cash Surrender Value Offer? No, we will waive any applicable surrender charge(s) if you accept the Offer.

Why is the Company making this Enhanced Cash Surrender Value Offer? We believe that the Offer may be mutually beneficial to both us and to certain Contract Owners:
•
Contract Owner Benefits – The Company believes that the Offer may be beneficial to our Contract Owners who no longer need or want the guarantees provided by the Eligible MGIB Rider, any other optional living benefit riders, or the Death Benefit. As noted above, accepting the Offer may not be appropriate for all Contract Owners and you should consult with your financial professional to determine if accepting the Offer is right for your personal and financial situation. You should also consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract by accepting the Offer.

•
Company Benefits – The Company is taking steps, such as making the Offer, to accelerate the run-off of a block of variable annuity contracts that are no longer offered for sale and through which the Eligible MGIB Rider is available, which is expected to reduce capital requirements and associated risks for this business segment. Providing guarantees under the Eligible MGIB Riders may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets, and high volatility in either equity markets or interest rates.

How do I know if I am eligible to participate in the Enhanced Surrender Value Offer? The Offer is available to you if:
•	You are the owner (or joint owner) of an in-force Contract with an attached in-force Eligible MGIB Rider;
•	Death Benefits have not been paid (spouses who have elected spousal continuation under the Contract may be eligible to participate in the Offer); and
•	You have not fully annuitized your Contract or fully annuitized under the Eligible MGIB Rider.

4

What are some factors I should consider in deciding whether to accept the Enhanced Cash Surrender Value Offer? We urge you to carefully review this prospectus supplement and discuss the Offer with your financial, legal and/or tax adviser prior to making the decision to accept this Offer. Once you have surrendered your Contract in exchange for its Enhanced Cash Surrender Value, it cannot be undone. In deciding whether to accept the Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:
•
Whether your situation has changed since the time you purchased the Contract and the Eligible MGIB Rider. For example, changes in health may make the long-term payments available under the Eligible MGIB Rider less important to you. Likewise, a personal financial emergency could make a payment of the Enhanced Cash Surrender Value more desirable than the long-term payments under the Eligible MGIB Rider;

•	The Enhanced Cash Surrender Value you receive may be less than the amount you would have received over your lifetime had you kept your Contract and the Eligible MGIB Rider in force;
•	Whether it is important for you to leave a Death Benefit to your beneficiaries;
•	Whether your need for an Enhanced Cash Surrender Value is more important to you than the tax deferral provided during the accumulation phase of the Contract;
•
Whether your need for an Enhanced Cash Surrender Value, after incurring any applicable Market Value Adjustment, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•	The tax impact of accepting the Offer. A surrender made before you reach 59½ may also result in a 10% tax penalty;
•	Whether accepting the Offer would have any additional financial impact to you; and
•
Whether you intend to transfer the Enhanced Cash Surrender Value to a different financial product (like another variable annuity). Transfer to other financial products may trigger payment of a sales charge, be subject to a new surrender charge, or have higher fees or less favorable benefits than the Contract and the Eligible MGIB Rider.

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your Contract Value or the value of any living benefit rider or Death Benefit. Please discuss with your financial professional whether the Offer is suitable for you based on your particular circumstances. When talking to your financial professional, be aware that they may receive a commission for selling you a new financial product and you should ask them to disclose any conflicts of interest that they might have when advising you about whether the Offer is right for you.

How will I be notified about the Offer? You received an offer letter prior to the beginning of the Offer that provided your estimated Enhanced Cash Surrender Value. Because your estimated Enhanced Cash Surrender Value may fluctuate until the Acceptance Date, you will not know the actual Enhanced Cash Surrender Value until we calculate it on the Acceptance Date. However, any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the Acceptance Date may affect your Contract Value and/or MGIB Benefit Base. See the “Contract Value” section of the full Contract prospectus for further information about the impact of withdrawals and transfers on the Contract Value.

What happens if I don’t take any action? If you take no action, your Contract and all attached in-force riders and endorsements will continue unchanged.

How can I accept the Enhanced Surrender Value Offer? To accept the Offer, you may complete the form included with your offer letter or contact Customer Service at 1-877-235-8564.

What else do I need to know? We may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  Also, in the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.   By accepting the Offer in exchange for payment of the Enhanced Cash Surrender Value you will not be able to participate in any such future offers.

You should discuss this Offer with your financial representative to determine whether accepting the Offer is suitable for you given your unique financial position and future financial, retirement and insurance needs. You should not terminate your Contract under the Offer unless you determine, after consulting with your financial representative, that doing so is more beneficial to you than continuing to maintain your Contract and/or annuitizing under the Contract or under the Eligible MGIB Rider at a later date. You should discuss the tax impact of accepting the Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

5

You may want to discuss this Offer with the beneficiaries named in your Contract to determine whether you need the Death Benefit protection provided under the Contract.

Hypothetical Examples of How the Enhanced Cash Surrender Value is Calculated*.

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

Example A –  Assumptions:
•	Adjusted Contract Value = $90,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $90,000 = $10,000
(2)	$10,000 x 25% = $2,500
(3)	2,500+ $90,000 = $92,500

The Enhanced Cash Surrender Value equals $92,500, which is more than the adjusted contract value.

Example B –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $90,000
•	Enhanced Surrender Percentage = 25%

(1)	$90,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the difference when the Contract Value is subtracted from the MGIB Benefit Base cannot be less than zero.

Example C –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the adjusted Contract Value and the adjusted MGIB Benefit Base are the same.

*
These Examples do not display the added value of waiving surrender charges, if any, if the Offer is accepted. These Examples also do not reflect the impact of the MVA or fees, if any, on the amount received if the Offer is accepted. For more information about the amount of any surrender charge that will be waived, the MVA and fees that may apply to you upon Acceptance of the Offer, please contact Customer Service at 1-877-235-8564.

6

KEY INFORMATION

Important information you should consider about the Contract:

FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from or surrender the Contract within eight (8) years following a premium payment, you may be assessed a surrender charge.   The surrender charge is a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment withdrawn or surrendered.   For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment.  See “Surrender Charge” in the full prospectus for more information.

Transaction Charges
In addition to surrender charges, there may be an additional charge if:
• You transfer Contract Value between Subaccounts;
• You request that withdrawal proceeds be mailed for overnight delivery; or
• State or local premium taxes become due.
See “Charges Deducted from the Contract Value” in the full prospectus for more information.

Ongoing Fees and Expenses (annual amounts)
Minimum and Maximum Annual Fee Table.  The table below describes the fees and expenses that you may pay each year, depending on the options you choose.   Refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.41%[1]	1.41%[1]
	Investment options (Fund fees and expenses)	0.51%[2]	1.50%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.30%[3]	1.50%[3]
See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” in the full prospectus for more information.
Because your Contract is customizable, the choices you make affect how much you will pay.   To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.   This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,682	Highest Annual Cost: $4,284
Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Least expensive Contract and Fund fees and expenses;
• No Optional Benefits;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Most expensive Contract and combination of Optional Benefits and Fund fees and expenses;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

1
As a percentage of Account Value in each Subaccount This fee includes the 1.25% Mortality and Expense Risk Charge and the 0.15% Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses and the $30 Annual Administrative Fee converted into an annual percentage equal to 0.006%.  The annual Administrative Fee is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more.  The minimum amount reflects this waiver, while the maximum amount does not.

2	As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expense before any expense reimbursements or fee waiver arrangements.
3	As a percentage of Contract Value or Benefit Base depending on the optional benefit elected.

7

RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for more information
Risk of Loss	You can lose money investing in the Contract, including loss of principal.
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to eight years after each premium payment.   They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time.   A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options before the end of its guaranteed interest period.   The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Risks Associated with the Investment Options
An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option, including the Fund prospectuses, before making an investment decision.

The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.   If the Company experiences financial distress, it may not be able to meet its obligations to you.   More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Investment Options
There may be a $25 charge for each transfer between Subaccounts after the first 12 in a Contract Year.  See “Charges Deducted from the Contract Value” in the full prospectus for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract.   Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options.  See “Addition, Deletion or Substitution of Subaccounts and Other Changes” in the full prospectus for more information.

The Contract is not designed to serve as a vehicle for frequent transfers.  We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges.   We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy.  See “TRANSFERS AMONG YOUR INVESTMENTS-Excessive Trading Policy” in the full prospectus for more information.

Optional Benefits
We may restrict or limit amounts that may be allocated to certain Funds.  Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact those Optional Benefits.  We may change a category into which a Fund is placed in the future.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis.  A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn.  See “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT CHOICES” in the full prospectus for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract.  None of the Optional Benefits are currently available for election.  See “DEATH BENEFIT CHOICES” in the full prospectus for more information.

8

TAXES See “TAX CONSIDERATIONS” in the full prospectus for more information.
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement account (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% penalty tax for withdrawals and surrenders before age 59 ½.

CONFLICTS OF INTEREST See “Selling the Contract” in the full prospectus for more information.
Investment Professional Compensation
Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on value of Contracts sold through the firm.  This compensation is not paid directly by Contract Owners or the Separate Account.  This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own.   You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

9

APPENDIX A - FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online until at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=476 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789784&doctype=spros on and after June 11, 2021.

You can also request this information at no cost by calling 1-800-366-0066  or by sending an email request to smb-usa-mailbox@venerable.com.  The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS in the full prospectus for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge.  Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES[1]	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Class III 1.01%	20.79%	9.17%	6.61%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.87%	3.03%	8.14%	6.76%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.85%	-1.09%	7.34%	6.24%

1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return.	Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A fund of funds.	Class ADV 1.09%	15.80%	9.05%	6.51%* *Annualized return from fund inception.
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	0.24%	0.77%	0.39%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.07%	16.74%	13.27%	11.62%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	7.57%	4.99%	4.73%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.99%	-0.94%	3.94%	3.13%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.95%	7.28%	6.78%	4.81%

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.27%	30.11%	17.51%	15.36%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.89%	5.97%	9.36%	9.71%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.91%	40.76%	17.49%	13.75%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.85%	10.33%	6.58%	5.52%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.01%	13.64%	9.86%	8.14%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.	Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.97%	13.15%	9.26%	7.66%

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.93%	12.17%	8.09%	6.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.68%	38.13%	20.81%	17.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.61%	21.58%	15.73%	13.95%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.60%	1.20%	9.10%	9.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	34.52%	17.86%	14.34%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	16.32%	12.68%	11.72%

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.70%	19.34%	12.67%	10.76%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.15%	12.04%	10.29%	10.12%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.13%	13.92%	9.74%	8.27%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.63%	7.05%	3.84%	3.21%
Seeks total return.	Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.50%	17.87%	14.64%	13.32%
Seeks high total return consisting of capital appreciation and current income.	VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S 1.12%	-5.04%	3.68%	5.17%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Class S 1.17%	9.54%	8.24%	8.87%

A-5

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S2 1.02%	9.76%	8.49%	8.17%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	2.90%	8.66%	9.28%
Seeks capital appreciation.	VY® Invesco Global Portfolio (formerly, VY® Invesco Oppenheimer Global Portfolio) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Class S 1.05%	27.43%	14.57%	11.43%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J. P. Morgan Investment Management Inc.	Class S 1.50%	33.23%	18.77%	6.30%
A non-diversified Portfolio that seeks long-term capital appreciation	VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	Class S 1.19%	13.28%	13.80%	12.30%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk	VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 0.89%	17.97%	12.89%	11.03%
Seeks long-term growth of capital.	VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 1.01%	10.33%	6.67%	14.49%

A-6

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value.  Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Class 2 1.13%	8.59%	10.22%	8.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.	ProFund VP Bull Investment Adviser: ProFund Advisors LLC	1.68%	16.03%	12.93%	11.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.	ProFund VP Europe 30 Investment Adviser: ProFund Advisors LLC	1.68%	-9.23%	3.45%	2.23%
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1.68%	-26.70%	-12.03%	-13.12%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.87%	16.93%	13.49%	11.84%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.73%	5.65%	7.47%	5.98%

A-7

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	15.62%	13.78%	12.63%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.85%	7.98%	9.32%	10.02%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co.	Class S 0.85%	5.11%	9.22%	9.57%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.71%	7.62%	7.03%	5.06%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.92%	30.59%	17.92%	15.74%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	3.19%	2.15%	1.53%

A-8

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.10%	26.06%	12.18%	11.49%
Seeks total return including capital appreciation and current income.	VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S 0.93%	-6.53%	3.93%	7.67%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	9.88%	8.63%	8.31%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc	Class S 1.13%	0.28%	7.71%	10.02%
Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:
BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, LifePay, and Joint LifePay riders purchased before January 12, 2009; the following are additional Accepted Funds:
Voya Global Equity Portfolio	Voya Solution Moderately Aggressive Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio

See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A-9

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract.  The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)).  We will credit your Fixed Interest Option(s) with a fixed rate of interest.  We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue, and rate.  In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program.  We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts.  We set the interest rates periodically.  We may credit a different interest rate for each guaranteed interest period.  The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period.  If you take your money out from a Fixed Interest Option more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment.  A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out.  A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available.  You have a right to return your Contract for a refund as described in the full Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the full Contract prospectus.  Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select.  We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period.  Each guaranteed interest period ends on its maturity date which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers, or other charges we may impose, including any Market Value Adjustment.  Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value.  We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer, or annuitize your investment in a Fixed Interest Option more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.  A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer, or annuitize depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date.  We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods.  We determine guaranteed interest rates at our sole discretion.  We cannot predict the level of future interest rates.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the full Contract prospectus on the maturity date of a guaranteed interest period.  The minimum amount that you can transfer to or from any Fixed Interest Option is $100.  Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment.  If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

B-1

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option.  You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option.  A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge.  Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value.  We will apply a Market Value Adjustment:
•
Whenever you withdraw or transfer money from a Fixed Interest Option (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative, or result in no change.  In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value.  On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value.  In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized.  In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred, or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account.  More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:
•
100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately.  The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.  As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

B-2

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option.  On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:
(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Option; and
(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option.  The Contract Value on the date of allocation will be the amount allocated.  Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract.  The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge.  We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee.  On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less.  The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend, or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

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Assumptions used for Examples #1 and #2:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year guaranteed interest period;
•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
•	No prior Withdrawals affecting the Fixed Account have been taken;
•	A 3% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:
•	The calculated Fixed Account value after application of the MVA; and
•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330.  The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee.  The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1.  Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee.  In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%.  The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)].  Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

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Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.
In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330.  This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, a partial Withdrawal of $90,000 is taken;
•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;
•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
•	A 0% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%).  On May 15, 2010, the Floor Guarantee is equal to $232,127.  On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually.  As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818).  Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000).  No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818.  When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

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APPENDIX C – FIXED INTEREST DIVISION
A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.
Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.
You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full GoldenSelect Generations® Contact prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2021, as amended and supplemented.  The full prospectus and SAI can be found online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=476 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789784&doctype=spros on and after June 11, 2021.

They may also be obtained at no cost to you by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

GoldenSelect Generations, Contract I.D. C00002522	April 30, 2021

Venerable Insurance and Annuity Company
GoldenSelect Opportunities® Variable Annuity
April 30, 2021, Updating Summary Prospectus

This summary prospectus describes GoldenSelect Opportunities®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since March 15, 2010, and this summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:
•	Subaccounts of the Separate Account, each which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract; and
•
Fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The full GoldenSelect Opportunities® prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=380789727 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789727&doctype=spros on and after June 11, 2021.

You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the Funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.

You may elect to receive all future reports in paper free of charge.  You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at 1-800-366-0066.  Your election to receive reports in paper will apply to all Funds in which you choose to invest.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this summary prospectus.  Any representation to the contrary is a criminal offense.

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus.   Other special terms are generally defined in the sections where those terms appear.

Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Contract
The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect Opportunities Variable Annuity.  The Contract has two phases:
• The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and
• The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this summary prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options
Investment options that earn a stated amount of interest for a specified period of time (until its maturity date).  A withdrawal from a Fixed Interest Option more than 30 days before its maturity date may be subject to Market Value Adjustment.

Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment	An adjustment to the Contract Value for transfers or withdrawals from a Fixed Interest Option more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.
Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account
Separate Account B, which is separate investment account of the Company that supports the Contract.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

2

UPDATED INFORMATION ABOUT YOUR CONTRACT

Certain changes to the Contract’s features have occurred since May 1, 2020, the date of your most recent prospectus update.  The information in this section is a summary of those changes and does not reflect all of the changes that have occurred since you purchased the Contract.

Fund Changes

The following are the changes to the funds available through the Contract
•	Effective May 1, 2021, the VY® Invesco Oppenheimer Global Portfolio changed its name to the VY® Invesco Global Portfolio.

Enhanced Surrender Value Offer

Beginning on August 17, 2020, the Company began offering Contract Owners that purchased a Contract with the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”) enhanced cash surrender value (“Enhanced Cash Surrender Value”) in exchange for surrendering the entire Contract (the “Offer”). If you accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will terminate and have no further value, force or effect. Any existing surrender charges will be waived if you accept the Offer. Additional details regarding the Offer are provided below.

No Action is Required on Your Part.  Acceptance of the Offer is optional. You are not required to accept the Offer or take any action under your Contract. If you do not accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will continue unchanged.

The Offer Will Not Be Appropriate for All Contract Owners and it May Not Be in Your Best Interest to Accept It. You should carefully review this information and make sure you understand the terms of the Offer. This Offer asks you to give up valuable benefits in return for the Enhanced Cash Surrender Value. Please consider carefully whether you no longer need or want the Contract, the guarantees provided by the Eligible MGIB Rider and any other optional living benefit riders or Death Benefits. Your financial professional can help you understand whether accepting the Offer would be appropriate for you given your personal circumstances and financial goals. Additionally, accepting the Offer by surrendering your Contract may result in tax liability. Please consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach 59½ may result in a 10% tax penalty. You will be responsible for any taxes, including any tax penalty for a surrender before age 59½, upon Acceptance of the Enhanced Cash Surrender Value Offer, and taxes generally will be withheld from the Enhanced Cash Surrender Value when it is paid unless directed otherwise by you.

You should accept the Offer only when you determine, after knowing all the facts, that it is better for you to accept the Offer rather than continue to own your Contract, including the Eligible MGIB Rider and any other accompanying endorsements and riders.

When does the Enhanced Surrender Value Offer begin? The Offer is being made beginning on August 17, 2020, and does not have a set termination date.  When we receive your acceptance of the Offer in good order (your “Acceptance”), we will surrender your entire Contract for its Enhanced Cash Surrender Value. To be in “good order” your Acceptance must be made in a form satisfactory to us that has been properly signed and accurately completed with such clarity that we are not required to exercise any judgment or discretion in carrying it out. You may not accept the Offer for only a portion of your Contract’s surrender value.

Notwithstanding the foregoing, we may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, defined below, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  If we receive your Acceptance before notice of such a modification, suspension or termination, we will honor your Acceptance as submitted.  In the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.  We reserve the right to reject any request to accept the offer if it is not received in good order before modification, suspension, or termination of the Offer.

3

What will I receive if I accept the Offer?  If you choose to accept the Offer, we will pay you your Enhanced Cash Surrender Value in exchange for the surrender of your Contract. We will calculate the Enhanced Cash Surrender Value at the end of business on August 17, 2020, if your Acceptance is  received in good order prior to that date or at the end of the business day on which we receive in good order your Acceptance (the “Acceptance Date”). If we receive your Acceptance in good order after the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day, we will calculate the Enhanced Cash Surrender Value on the next business day. The Enhanced Cash Surrender Value will normally be paid within seven days after our receipt of Acceptance of the Offer in good order.

The Enhanced Cash Surrender Value will be calculated as follows:

(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

The MGIB Benefit Base is a calculation used to determine the MGIB annuity income under the Eligible MGIB Rider.  For more information about the MGIB Benefit Base and how it is defined and calculated, please review your full Contract prospectus.  See the hypothetical examples below, which illustrate how we compute the Enhanced Cash Surrender Value.

Will I be subject to a Market Value Adjustment if I accept the Enhanced Surrender Value Offer?  Yes, if you are invested in a Fixed Interest Allocation and the Acceptance Date does not occur on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment if you accept the Offer. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your Contract Value. If interest rates have fallen during the guarantee period, you will likely receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in APPENDIX B - Fixed Account II.

Will I incur a surrender charge if I accept the Enhanced Cash Surrender Value Offer? No, we will waive any applicable surrender charge(s) if you accept the Offer.

Why is the Company making this Enhanced Cash Surrender Value Offer? We believe that the Offer may be mutually beneficial to both us and to certain Contract Owners:
•
Contract Owner Benefits – The Company believes that the Offer may be beneficial to our Contract Owners who no longer need or want the guarantees provided by the Eligible MGIB Rider, any other optional living benefit riders, or the Death Benefit. As noted above, accepting the Offer may not be appropriate for all Contract Owners and you should consult with your financial professional to determine if accepting the Offer is right for your personal and financial situation. You should also consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract by accepting the Offer.

•
Company Benefits – The Company is taking steps, such as making the Offer, to accelerate the run-off of a block of variable annuity contracts that are no longer offered for sale and through which the Eligible MGIB Rider is available, which is expected to reduce capital requirements and associated risks for this business segment. Providing guarantees under the Eligible MGIB Riders may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets, and high volatility in either equity markets or interest rates.

How do I know if I am eligible to participate in the Enhanced Surrender Value Offer? The Offer is available to you if:
•	You are the owner (or joint owner) of an in-force Contract with an attached in-force Eligible MGIB Rider;
•	Death Benefits have not been paid (spouses who have elected spousal continuation under the Contract may be eligible to participate in the Offer); and
•	You have not fully annuitized your Contract or fully annuitized under the Eligible MGIB Rider.

4

What are some factors I should consider in deciding whether to accept the Enhanced Cash Surrender Value Offer? We urge you to carefully review this prospectus supplement and discuss the Offer with your financial, legal and/or tax adviser prior to making the decision to accept this Offer. Once you have surrendered your Contract in exchange for its Enhanced Cash Surrender Value, it cannot be undone. In deciding whether to accept the Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:
•
Whether your situation has changed since the time you purchased the Contract and the Eligible MGIB Rider. For example, changes in health may make the long-term payments available under the Eligible MGIB Rider less important to you. Likewise, a personal financial emergency could make a payment of the Enhanced Cash Surrender Value more desirable than the long-term payments under the Eligible MGIB Rider;

•	The Enhanced Cash Surrender Value you receive may be less than the amount you would have received over your lifetime had you kept your Contract and the Eligible MGIB Rider in force;
•	Whether it is important for you to leave a Death Benefit to your beneficiaries;
•	Whether your need for an Enhanced Cash Surrender Value is more important to you than the tax deferral provided during the accumulation phase of the Contract;
•
Whether your need for an Enhanced Cash Surrender Value, after incurring any applicable Market Value Adjustment, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•	The tax impact of accepting the Offer. A surrender made before you reach 59½ may also result in a 10% tax penalty;
•	Whether accepting the Offer would have any additional financial impact to you; and
•
Whether you intend to transfer the Enhanced Cash Surrender Value to a different financial product (like another variable annuity). Transfer to other financial products may trigger payment of a sales charge, be subject to a new surrender charge, or have higher fees or less favorable benefits than the Contract and the Eligible MGIB Rider.

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your Contract Value or the value of any living benefit rider or Death Benefit. Please discuss with your financial professional whether the Offer is suitable for you based on your particular circumstances. When talking to your financial professional, be aware that they may receive a commission for selling you a new financial product and you should ask them to disclose any conflicts of interest that they might have when advising you about whether the Offer is right for you.

How will I be notified about the Offer? You received an offer letter prior to the beginning of the Offer that provided your estimated Enhanced Cash Surrender Value. Because your estimated Enhanced Cash Surrender Value may fluctuate until the Acceptance Date, you will not know the actual Enhanced Cash Surrender Value until we calculate it on the Acceptance Date. However, any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the Acceptance Date may affect your Contract Value and/or MGIB Benefit Base. See the “Contract Value” section of the full Contract prospectus for further information about the impact of withdrawals and transfers on the Contract Value.

What happens if I don’t take any action? If you take no action, your Contract and all attached in-force riders and endorsements will continue unchanged.

How can I accept the Enhanced Surrender Value Offer? To accept the Offer, you may complete the form included with your offer letter or contact Customer Service at 1-877-235-8564.

What else do I need to know? We may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  Also, in the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.   By accepting the Offer in exchange for payment of the Enhanced Cash Surrender Value you will not be able to participate in any such future offers.

You should discuss this Offer with your financial representative to determine whether accepting the Offer is suitable for you given your unique financial position and future financial, retirement and insurance needs. You should not terminate your Contract under the Offer unless you determine, after consulting with your financial representative, that doing so is more beneficial to you than continuing to maintain your Contract and/or annuitizing under the Contract or under the Eligible MGIB Rider at a later date. You should discuss the tax impact of accepting the Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

5

You may want to discuss this Offer with the beneficiaries named in your Contract to determine whether you need the Death Benefit protection provided under the Contract.

Hypothetical Examples of How the Enhanced Cash Surrender Value is Calculated*.

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

Example A –  Assumptions:
•	Adjusted Contract Value = $90,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $90,000 = $10,000
(2)	$10,000 x 25% = $2,500
(3)	2,500+ $90,000 = $92,500

The Enhanced Cash Surrender Value equals $92,500, which is more than the adjusted contract value.

Example B –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $90,000
•	Enhanced Surrender Percentage = 25%

(1)	$90,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the difference when the Contract Value is subtracted from the MGIB Benefit Base cannot be less than zero.

Example C –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the adjusted Contract Value and the adjusted MGIB Benefit Base are the same.

*
These Examples do not display the added value of waiving surrender charges, if any, if the Offer is accepted. These Examples also do not reflect the impact of the MVA or fees, if any, on the amount received if the Offer is accepted. For more information about the amount of any surrender charge that will be waived, the MVA and fees that may apply to you upon Acceptance of the Offer, please contact Customer Service at 1-877-235-8564.

6

KEY INFORMATION

Important information you should consider about the Contract:

FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from or surrender the Contract within eight (8) years following a premium payment, you may be assessed a surrender charge.   The surrender charge is a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment withdrawn or surrendered.   For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment.  See “Surrender Charge” in the full prospectus for more information.

Transaction Charges
In addition to surrender charges, there may be an additional charge if:
• You transfer Contract Value between Subaccounts;
• You request that withdrawal proceeds be mailed for overnight delivery; or
• State or local premium taxes become due.
See “Charges Deducted from the Contract Value” in the full prospectus for more information.

Ongoing Fees and Expenses (annual amounts)
Minimum and Maximum Annual Fee Table.  The table below describes the fees and expenses that you may pay each year, depending on the options you choose.   Refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.41%[1]	1.41%[1]
	Investment options (Fund fees and expenses)	0.51%[2]	1.44%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.30%[3]	1.70%[3]
See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” in the full prospectus for more information.
Because your Contract is customizable, the choices you make affect how much you will pay.   To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.   This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,688	Highest Annual Cost: $4,255
Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Least expensive Contract and Fund fees and expenses;
• No Optional Benefits;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Most expensive Contract and combination of Optional Benefits and Fund fees and expenses;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

1
As a percentage of Account Value in each Subaccount. This fee includes the 1.25% Mortality and Expense Risk Charge and the 0.15% Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses and the $30 Annual Administrative Fee converted into an annual percentage equal to 0.013%.  The annual Administrative Fee is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more.  The minimum amount reflects this waiver, while the maximum amount does not.

2	As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expense before any expense reimbursements or fee waiver arrangements.
3	As a percentage of Contract Value or Benefit Base depending on the optional benefit elected.

7

RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for more information
Risk of Loss	You can lose money investing in the Contract, including loss of principal.
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to eight years after each premium payment.   They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time.   A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options before the end of its guaranteed interest period.   The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Risks Associated with the Investment Options
An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option, including the Fund prospectuses, before making an investment decision.

The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS  in the full prospectus for more information.

Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.   If the Company experiences financial distress, it may not be able to meet its obligations to you.   More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Investment Options
There may be a $25 charge for each transfer between Subaccounts after the first 12 in a Contract Year.  See “Charges Deducted from the Contract Value” in the full prospectus for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract.   Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options.  See “Addition, Deletion or Substitution of Subaccounts and Other Changes” in the full prospectus for more information.

The Contract is not designed to serve as a vehicle for frequent transfers.  We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges.   We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy.  See “TRANSFERS AMONG YOUR INVESTMENTS-Excessive Trading Policy” in the full prospectus for more information.

Optional Benefits
We may restrict or limit amounts that may be allocated to certain Funds.  Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact those Optional Benefits.  We may change a category into which a Fund is placed in the future.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis.  A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn.  See “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT CHOICES” in the full prospectus for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract.  None of the Optional Benefits are currently available for election.  See “DEATH BENEFIT CHOICES” in the full prospectus for more information.

8

TAXES See “TAX CONSIDERATIONS” in the full prospectus for more information.
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement account (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% penalty tax for withdrawals and surrenders before age 59 ½.

CONFLICTS OF INTEREST See “Selling the Contract” in the full prospectus for more information.
Investment Professional Compensation
Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on value of Contracts sold through the firm.  This compensation is not paid directly by Contract Owners or the Separate Account.  This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own.   You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

9

APPENDIX A - FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=380789727 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789727&doctype=spros on and after June 11, 2021.

You can also request this information at no cost by calling 1-800-366-0066  or by sending an email request to smb-usa-mailbox@venerable.com.  The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS in the full prospectus for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge.  Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES[1]	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Class III 1.01%	20.79%	9.17%	6.61%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S2 1.02%	3.02%	8.00%	6.61%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.85%	-1.09%	7.34%	6.24%

1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return.	Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A fund of funds.	Class ADV 1.09%	15.80%	9.05%	6.51%* *Annualized return from fund inception.
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S2 0.68%	0.21%	0.68%	0.35%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.07%	16.74%	13.27%	11.62%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	7.57%	4.99%	4.73%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.99%	-0.94%	3.94%	3.13%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.95%	7.28%	6.78%	4.81%

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.27%	30.11%	17.51%	15.36%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.89%	5.97%	9.36%	9.71%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.91%	40.76%	17.49%	13.75%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.85%	10.33%	6.58%	5.52%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.01%	13.64%	9.86%	8.14%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.	Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.97%	13.15%	9.26%	7.66%

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.93%	12.17%	8.09%	6.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.68%	38.13%	20.81%	17.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.61%	21.58%	15.73%	13.95%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.60%	1.20%	9.10%	9.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	34.52%	17.86%	14.34%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	16.32%	12.68%	11.72%

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.70%	19.34%	12.67%	10.76%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.15%	12.04%	10.29%	10.12%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.13%	13.92%	9.74%	8.27%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.63%	7.05%	3.84%	3.21%
Seeks total return.	Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.50%	17.87%	14.64%	13.32%
Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.	VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Class S 0.87%	10.95%	4.50%	3.07%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Class S 1.17%	9.54%	8.24%	8.87%

A-5

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S2 1.02%	9.76%	8.49%	8.17%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S2 1.04%	2.77%	8.50%	9.12%
Seeks capital appreciation.	VY® Invesco Global Portfolio (formerly, VY® Invesco Oppenheimer Global Portfolio) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Class S 1.05%	27.43%	14.57%	11.43%
A non-diversified Portfolio that seeks long-term capital appreciation	VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	Class S2 1.34%	13.06%	13.62%	12.13%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk	VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S2 1.04%	17.82%	12.73%	11.87%

A-6

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value.  Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Class 2 1.13%	8.59%	10.22%	8.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.	ProFund VP Bull Investment Adviser: ProFund Advisors LLC	1.68%	16.03%	12.93%	11.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.	ProFund VP Europe 30 Investment Adviser: ProFund Advisors LLC	1.68%	-9.23%	3.45%	2.23%
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1.68%	-26.70%	-12.03%	-13.12%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.87%	16.93%	13.49%	11.84%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.73%	5.63%	7.47%	5.98%

A-7

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	15.62%	13.78%	12.63%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.85%	7.98%	9.32%	10.02%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co.	Class S 0.85%	5.11%	9.22%	9.57%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.71%	7.62%	7.03%	5.06%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.92% Class S2 1.07%	30.59% 30.43%	17.92% 17.75%	15.74% 15.58%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.10%	26.06%	12.18%	11.49%
Seeks high total return consisting of capital appreciation and current income.	VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S2 1.27%	-5.19%	3.54%	5.01%

A-8

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return including capital appreciation and current income.	VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S2 1.08%	-6.69%	3.77%	7.51%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	9.88%	8.63%	8.31%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J. P. Morgan Investment Management Inc.	Class S2 1.65%	33.03%	18.58%	6.13%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc	Class S 1.13%	0.28%	7.71%	10.02%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 0.89%	17.97%	12.89%	11.03%
Seeks long-term growth of capital.	VY® T. Rowe International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 1.01%	10.33%	6.67%	14.49%

A-9

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:
BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, LifePay, Joint LifePay, LifePay Plus and Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:
Voya Global Equity Portfolio	Voya Solution Moderately Aggressive Portfolio

Currently, the Accepted Funds for the Income Optimizer are:
BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
Voya Intermediate Bond Portfolio	VY® BlackRock Inflation Protected Bond Portfolio
Voya U.S. Bond Index Portfolio

See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A-10

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract.  The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)).  We will credit your Fixed Interest Option(s) with a fixed rate of interest.  We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue, and rate.  In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program.  We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts.  We set the interest rates periodically.  We may credit a different interest rate for each guaranteed interest period.  The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period.  If you take your money out from a Fixed Interest Option more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment.  A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out.  A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available.  You have a right to return your Contract for a refund as described in the full Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the full Contract prospectus.  Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select.  We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period.  Each guaranteed interest period ends on its maturity date which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers, or other charges we may impose, including any Market Value Adjustment.  Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value.  We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer, or annuitize your investment in a Fixed Interest Option more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.  A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer, or annuitize, depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date.  We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods.  We determine guaranteed interest rates at our sole discretion.  We cannot predict the level of future interest rates.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the full Contract prospectus on the maturity date of a guaranteed interest period.  The minimum amount that you can transfer to or from any Fixed Interest Option is $100.  Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment.  If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option.  You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option.  A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge.  Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value.  We will apply a Market Value Adjustment:
•
Whenever you withdraw or transfer money from a Fixed Interest Option (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative or result in no change.  In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value.  On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value.  In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized.  In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred, or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account.  More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:
•
100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately.  The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.  As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

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Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option.  On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:
(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Option; and
(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option.  The Contract Value on the date of allocation will be the amount allocated.  Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract.  The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge.  We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee.  On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less.  The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend, or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

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Assumptions used for Examples #1 and #2:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year guaranteed interest period;
•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
•	No prior Withdrawals affecting the Fixed Account have been taken;
•	A 3% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:
•	The calculated Fixed Account value after application of the MVA; and
•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330.  The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee.  The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1.  Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee.  In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%.  The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)].  Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

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Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.
In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330.  This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, a partial Withdrawal of $90,000 is taken;
•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;
•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
•	A 0% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%).  On May 15, 2010, the Floor Guarantee is equal to $232,127.  On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually.  As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818).  Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000).  No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818.  When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

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APPENDIX C – Fixed Interest Division
A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.
Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.
You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full GoldenSelect Opportunities® Contact prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2021, as amended and supplemented.  The full prospectus and SAI can be found online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=380789727 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789727&doctype=spros on and after June 11, 2021.

They may also be obtained at no cost to you by calling 1-800-366-0066 or by sending an email to smb-usa-mailbox@venerable.com.

GoldenSelect Opportunities, Contract I.D. C00002523	April 30, 2021

Venerable Insurance and Annuity Company
Wells Fargo Opportunities Variable Annuity
April 30, 2021, Updating Summary Prospectus

This summary prospectus describes Wells Fargo Opportunities, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since June 1, 2006, and this summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:
•	Subaccounts of the Separate Account, each which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract; and
•
Fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The full Wells Fargo Opportunities prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=1029 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789677&doctype=spros on and after June 11, 2021.

You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the Funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.

You may elect to receive all future reports in paper free of charge.  You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at 1-800-366-0066.  Your election to receive reports in paper will apply to all Funds in which you choose to invest.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this summary prospectus.  Any representation to the contrary is a criminal offense.

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus.   Other special terms are generally defined in the sections where those terms appear.

Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Contract
The legal agreement between the Contract Owner(s) and the Company that governs the terms of the Wells Fargo Opportunities Variable Annuity.  The Contract has two phases:
• The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and
• The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this summary prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options
Investment options that earn a stated amount of interest for a specified period of time (until its maturity date).  A withdrawal from a Fixed Interest Option more than 30 days before its maturity date may be subject to Market Value Adjustment.

Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment	An adjustment to the Contract Value for transfers or withdrawals from a Fixed Interest Option more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.
Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account
Separate Account B, which is separate investment account of the Company that supports the Contract.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

Certain changes to the Contract’s features have occurred since May 1, 2020, the date of your most recent prospectus update.  The information in this section is a summary of those changes and does not reflect all of the changes that have occurred since you purchased the Contract.

Fund Changes

The following are the changes to the funds available through the Contract
•	Effective May 1, 2021, the VY® Invesco Oppenheimer Global Portfolio changed its name to the VY® Invesco Global Portfolio.

Enhanced Surrender Value Offer

Beginning on August 17, 2020, the Company began offering Contract Owners that purchased a Contract with the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”) enhanced cash surrender value (“Enhanced Cash Surrender Value”) in exchange for surrendering the entire Contract (the “Offer”). If you accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will terminate and have no further value, force or effect. Any existing surrender charges will be waived if you accept the Offer. Additional details regarding the Offer are provided below.

No Action is Required on Your Part.  Acceptance of the Offer is optional. You are not required to accept the Offer or take any action under your Contract. If you do not accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will continue unchanged.

The Offer Will Not Be Appropriate for All Contract Owners and it May Not Be in Your Best Interest to Accept It. You should carefully review this information and make sure you understand the terms of the Offer. This Offer asks you to give up valuable benefits in return for the Enhanced Cash Surrender Value. Please consider carefully whether you no longer need or want the Contract, the guarantees provided by the Eligible MGIB Rider and any other optional living benefit riders or Death Benefits. Your financial professional can help you understand whether accepting the Offer would be appropriate for you given your personal circumstances and financial goals. Additionally, accepting the Offer by surrendering your Contract may result in tax liability. Please consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach 59½ may result in a 10% tax penalty. You will be responsible for any taxes, including any tax penalty for a surrender before age 59½, upon Acceptance of the Enhanced Cash Surrender Value Offer, and taxes generally will be withheld from the Enhanced Cash Surrender Value when it is paid unless directed otherwise by you.

You should accept the Offer only when you determine, after knowing all the facts, that it is better for you to accept the Offer rather than continue to own your Contract, including the Eligible MGIB Rider and any other accompanying endorsements and riders.

When does the Enhanced Surrender Value Offer begin? The Offer is being made beginning on August 17, 2020, and does not have a set termination date.  When we receive your acceptance of the Offer in good order (your “Acceptance”), we will surrender your entire Contract for its Enhanced Cash Surrender Value. To be in “good order” your Acceptance must be made in a form satisfactory to us that has been properly signed and accurately completed with such clarity that we are not required to exercise any judgment or discretion in carrying it out. You may not accept the Offer for only a portion of your Contract’s surrender value.

Notwithstanding the foregoing, we may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, defined below, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  If we receive your Acceptance before notice of such a modification, suspension, or termination, we will honor your Acceptance as submitted.  In the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.  We reserve the right to reject any request to accept the offer if it is not received in good order before modification, suspension, or termination of the Offer.

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What will I receive if I accept the Offer?  If you choose to accept the Offer, we will pay you your Enhanced Cash Surrender Value in exchange for the surrender of your Contract. We will calculate the Enhanced Cash Surrender Value at the end of business on August 17, 2020, if your Acceptance is  received in good order prior to that date or at the end of the business day on which we receive in good order your Acceptance (the “Acceptance Date”). If we receive your Acceptance in good order after the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day, we will calculate the Enhanced Cash Surrender Value on the next business day. The Enhanced Cash Surrender Value will normally be paid within seven days after our receipt of Acceptance of the Offer in good order.

The Enhanced Cash Surrender Value will be calculated as follows:

(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

The MGIB Benefit Base is a calculation used to determine the MGIB annuity income under the Eligible MGIB Rider.  For more information about the MGIB Benefit Base and how it is defined and calculated, please review your full Contract prospectus.  See the hypothetical examples below, which illustrate how we compute the Enhanced Cash Surrender Value.

Will I be subject to a Market Value Adjustment if I accept the Enhanced Surrender Value Offer?  Yes, if you are invested in a Fixed Interest Allocation and the Acceptance Date does not occur on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment if you accept the Offer. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your Contract Value. If interest rates have fallen during the guarantee period, you will likely receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in APPENDIX B - Fixed Account II.

Will I incur a surrender charge if I accept the Enhanced Cash Surrender Value Offer? No, we will waive any applicable surrender charge(s) if you accept the Offer.

Why is the Company making this Enhanced Cash Surrender Value Offer? We believe that the Offer may be mutually beneficial to both us and to certain Contract Owners:
•
Contract Owner Benefits – The Company believes that the Offer may be beneficial to our Contract Owners who no longer need or want the guarantees provided by the Eligible MGIB Rider, any other optional living benefit riders, or the Death Benefit. As noted above, accepting the Offer may not be appropriate for all Contract Owners and you should consult with your financial professional to determine if accepting the Offer is right for your personal and financial situation. You should also consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract by accepting the Offer.

•
Company Benefits – The Company is taking steps, such as making the Offer, to accelerate the run-off of a block of variable annuity contracts that are no longer offered for sale and through which the Eligible MGIB Rider is available, which is expected to reduce capital requirements and associated risks for this business segment. Providing guarantees under the Eligible MGIB Riders may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets, and high volatility in either equity markets or interest rates.

How do I know if I am eligible to participate in the Enhanced Surrender Value Offer? The Offer is available to you if:
•	You are the owner (or joint owner) of an in-force Contract with an attached in-force Eligible MGIB Rider;
•	Death Benefits have not been paid (spouses who have elected spousal continuation under the Contract may be eligible to participate in the Offer); and
•	You have not fully annuitized your Contract or fully annuitized under the Eligible MGIB Rider.

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What are some factors I should consider in deciding whether to accept the Enhanced Cash Surrender Value Offer? We urge you to carefully review this prospectus supplement and discuss the Offer with your financial, legal and/or tax adviser prior to making the decision to accept this Offer. Once you have surrendered your Contract in exchange for its Enhanced Cash Surrender Value, it cannot be undone. In deciding whether to accept the Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:
•
Whether your situation has changed since the time you purchased the Contract and the Eligible MGIB Rider. For example, changes in health may make the long-term payments available under the Eligible MGIB Rider less important to you. Likewise, a personal financial emergency could make a payment of the Enhanced Cash Surrender Value more desirable than the long-term payments under the Eligible MGIB Rider;

•	The Enhanced Cash Surrender Value you receive may be less than the amount you would have received over your lifetime had you kept your Contract and the Eligible MGIB Rider in force;
•	Whether it is important for you to leave a Death Benefit to your beneficiaries;
•	Whether your need for an Enhanced Cash Surrender Value is more important to you than the tax deferral provided during the accumulation phase of the Contract;
•
Whether your need for an Enhanced Cash Surrender Value, after incurring any applicable Market Value Adjustment, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•	The tax impact of accepting the Offer. A surrender made before you reach 59½ may also result in a 10% tax penalty;
•	Whether accepting the Offer would have any additional financial impact to you; and
•
Whether you intend to transfer the Enhanced Cash Surrender Value to a different financial product (like another variable annuity). Transfer to other financial products may trigger payment of a sales charge, be subject to a new surrender charge, or have higher fees or less favorable benefits than the Contract and the Eligible MGIB Rider.

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your Contract Value or the value of any living benefit rider or Death Benefit. Please discuss with your financial professional whether the Offer is suitable for you based on your particular circumstances. When talking to your financial professional, be aware that they may receive a commission for selling you a new financial product and you should ask them to disclose any conflicts of interest that they might have when advising you about whether the Offer is right for you.

How will I be notified about the Offer? You received an offer letter prior to the beginning of the Offer that provided your estimated Enhanced Cash Surrender Value. Because your estimated Enhanced Cash Surrender Value may fluctuate until the Acceptance Date, you will not know the actual Enhanced Cash Surrender Value until we calculate it on the Acceptance Date. However, any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the Acceptance Date may affect your Contract Value and/or MGIB Benefit Base. See the “Contract Value” section of the full Contract prospectus for further information about the impact of withdrawals and transfers on the Contract Value.

What happens if I don’t take any action? If you take no action, your Contract and all attached in-force riders and endorsements will continue unchanged.

How can I accept the Enhanced Surrender Value Offer? To accept the Offer, you may complete the form included with your offer letter or contact Customer Service at 1-877-235-8564.

What else do I need to know? We may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  Also, in the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.   By accepting the Offer in exchange for payment of the Enhanced Cash Surrender Value you will not be able to participate in any such future offers.

You should discuss this Offer with your financial representative to determine whether accepting the Offer is suitable for you given your unique financial position and future financial, retirement and insurance needs. You should not terminate your Contract under the Offer unless you determine, after consulting with your financial representative, that doing so is more beneficial to you than continuing to maintain your Contract and/or annuitizing under the Contract or under the Eligible MGIB Rider at a later date. You should discuss the tax impact of accepting the Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

5

You may want to discuss this Offer with the beneficiaries named in your Contract to determine whether you need the Death Benefit protection provided under the Contract.

Hypothetical Examples of How the Enhanced Cash Surrender Value is Calculated*.

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

Example A –  Assumptions:
•	Adjusted Contract Value = $90,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $90,000 = $10,000
(2)	$10,000 x 25% = $2,500
(3)	2,500+ $90,000 = $92,500

The Enhanced Cash Surrender Value equals $92,500, which is more than the adjusted contract value.

Example B –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $90,000
•	Enhanced Surrender Percentage = 25%

(1)	$90,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the difference when the Contract Value is subtracted from the MGIB Benefit Base cannot be less than zero.

Example C –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the adjusted Contract Value and the adjusted MGIB Benefit Base are the same.

*
These Examples do not display the added value of waiving surrender charges, if any, if the Offer is accepted. These Examples also do not reflect the impact of the MVA or fees, if any, on the amount received if the Offer is accepted. For more information about the amount of any surrender charge that will be waived, the MVA and fees that may apply to you upon Acceptance of the Offer, please contact Customer Service at 1-877-235-8564.

6

KEY INFORMATION

Important information you should consider about the Contract:

FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from or surrender the Contract within eight (8) years following a premium payment, you may be assessed a surrender charge.   The surrender charge is a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment withdrawn or surrendered.   For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment.  See “Surrender Charge” for more information.

Transaction Charges
In addition to surrender charges, there may be an additional charge if:
• You transfer Contract Value between Subaccounts;
• You request that withdrawal proceeds be mailed for overnight delivery; or
• State or local premium taxes become due.
See “Charges Deducted from the Contract Value” in the full prospectus for more information.

Ongoing Fees and Expenses (annual amounts)
Minimum and Maximum Annual Fee Table.  The table below describes the fees and expenses that you may pay each year, depending on the options you choose.   Refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.42%[1]	1.42%[1]
	Investment options (Fund fees and expenses)	0.51%[2]	1.50%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.25%[3]	1.50%[3]
See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” in the full prospectus for more information.
Because your Contract is customizable, the choices you make affect how much you will pay.   To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.   This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,693	Highest Annual Cost: $2,854
Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Least expensive Contract and Fund fees and expenses;
• No Optional Benefits;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Most expensive Contract and combination of Optional Benefits and Fund fees and expenses;
• No sales charges; and
• No additional purchase payments, transfers, or withdrawals.

1
As a percentage of Account Value in each Subaccount. This fee includes the 1.25% Mortality and Expense Risk Charge and the 0.15% Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses and the $30 Annual Administrative Fee converted into an annual percentage equal to 0.02%.  The annual Administrative Fee is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more.  The minimum amount reflects this waiver, while the maximum amount does not.

2	As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expense before any expense reimbursements or fee waiver arrangements.
3	As a percentage of Contract Value or Benefit Base depending on the optional benefit elected.

7

RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for more information
Risk of Loss	You can lose money investing in the Contract, including loss of principal.
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to eight years after each premium payment.   They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time.   A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options before the end of its guaranteed interest period.   The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Risks Associated with the Investment Options
An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option, including the Fund prospectuses, before making an investment decision.

The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.   If the Company experiences financial distress, it may not be able to meet its obligations to you.   More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Investment Options
There may be a $25 charge for each transfer between Subaccounts after the first 12 in a Contract Year.  See “Charges Deducted from the Contract Value” in the full prospectus for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract.   Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options.  See “Addition, Deletion or Substitution of Subaccounts and Other Changes” in the full prospectus for more information.

The Contract is not designed to serve as a vehicle for frequent transfers.  We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges.   We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy.  See “TRANSFERS AMONG YOUR INVESTMENTS-Excessive Trading Policy” in the full prospectus for more information.

Optional Benefits
We may restrict or limit amounts that may be allocated to certain Funds.  Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact those Optional Benefits.  We may change a category into which a Fund is placed in the future.  See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis.  A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn.  See “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT CHOICES” in the full prospectus for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract.  None of the Optional Benefits are currently available for election.  See “DEATH BENEFIT CHOICES” in the full prospectus for more information.

8

TAXES See “TAX CONSIDERATIONS” in the full prospectus for more information.
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement account (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% penalty tax for withdrawals and surrenders before age 59 ½.

CONFLICTS OF INTEREST See “Selling the Contract” in the full prospectus for more information.
Investment Professional Compensation
Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on value of Contracts sold through the firm.  This compensation is not paid directly by Contract Owners or the Separate Account.  This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own.   You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

9

APPENDIX A - FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=1029 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789677&doctype=spros on and after June 11, 2021.

You can also request this information at no cost by calling 1-800-366-0066  or by sending an email request to smb-usa-mailbox@venerable.com.  The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “LIVING BENEFIT RIDERS in the full prospectus for more information.

The current expenses and performance information below reflects fee and expenses of the Funds but does not reflect the other fees and expenses that your Contract may charge.  Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES[1]	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.87%	3.03%	8.14%	6.76%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.85%	-1.09%	7.34%	6.24%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	0.24%	0.77%	0.39%

1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.07%	16.74%	13.27%	11.62%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	(Class S) 0.73%	5.63%	7.47%	5.98%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	(Class S) 0.80%	15.62%	13.78%	12.63%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	(Class S) 0.85%	7.98%	9.32%	10.02%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	(Class S) 0.85%	5.11%	9.22%	9.57%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	7.57%	4.99%	4.73%

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.99%	-0.94%	3.94%	3.13%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.95%	7.28%	6.78%	4.81%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.27%	30.11%	17.51%	15.36%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.89%	5.97%	9.36%	9.71%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.01%	13.64%	9.86%	8.14%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.	Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.97%	13.15%	9.26%	7.66%

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0.93%	12.17%	8.09%	6.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.68%	38.13%	20.81%	17.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.61%	21.58%	15.73%	13.95%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.60%	1.20%	9.10%	9.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	34.52%	17.86%	14.34%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.70%	19.34%	12.67%	10.76%

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.15%	12.04%	10.29%	10.12%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.13%	13.92%	9.74%	8.27%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.63%	7.05%	3.84%	3.21%
Seeks total return.	Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.50%	17.87%	14.64%	13.32%
Seeks high total return consisting of capital appreciation and current income.	VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Class S 1.12%	-5.04%	3.68%	5.17%
Seeks total return including capital appreciation and current income.	VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	(Class S) 0.93%	-6.53%	3.93%	7.67%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	(Class S) 1.17%	9.54%	8.24%	8.87%

A-5

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	9.88%	8.63%	8.31%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	2.90%	8.66%	9.28%
Seeks capital appreciation.	VY® Invesco Global Portfolio (formerly, VY® Invesco Oppenheimer Global Portfolio) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Class S 1.05%	27.43%	14.57%	11.43%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J. P. Morgan Investment Management Inc.	Class S 1.50%	33.23%	18.77%	6.30%
A non-diversified Portfolio that seeks long-term capital appreciation	VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	Class S 1.19%	13.28%	13.80%	12.30%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk	VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 0.89%	17.97%	12.89%	11.03%
Seeks long-term growth of capital.	VY® T. Rowe International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 1.01%	10.33%	6.67%	14.49%

A-6

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value.  Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Class 2 1.13%	8.59%	10.22%	8.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.	ProFund VP Bull Investment Adviser: ProFund Advisors LLC	1.68%	16.03%	12.93%	11.66%
Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.	ProFund VP Europe 30 Investment Adviser: ProFund Advisors LLC	1.68%	-9.23%	3.45%	2.23%
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1.68%	-26.70%	-12.03%	-13.12%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.87%	16.93%	13.49%	11.84%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.71%	7.62%	7.03%	5.06%

A-7

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.92%	30.59%	17.92%	15.74%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.91%	40.76%	17.49%	13.75%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.10%	26.06%	12.18%	11.49%
Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo VT Index Asset Allocation Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	(Class 2) 1.00%	16.59%	10.45%	10.96%
Seeks long-term capital appreciation.	Wells Fargo VT Omega Growth Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	(Class 2) 1.00%	43.18%	21.63%	16.12%
Seeks long-term capital appreciation.	Wells Fargo VT Small Cap Growth Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	(Class 2) 1.18%	9.31%	5.79%	5.83%

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Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Growth Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Moderate Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

For MGIB, LifePay and Joint LifePay riders purchased before January 12, 2009; the following are additional Accepted Funds:
Voya Solution Moderately Aggressive Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio

See “LIVING BENEFIT RIDERS” in the full prospectus for more information.

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APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract.  The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)).  We will credit your Fixed Interest Option(s) with a fixed rate of interest.  We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue, and rate.  In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program.  We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts.  We set the interest rates periodically.  We may credit a different interest rate for each guaranteed interest period.  The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period.  If you take your money out from a Fixed Interest Option more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment.  A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out.  A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available.  You have a right to return your Contract for a refund as described in the full Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the full Contract prospectus.  Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select.  We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period.  Each guaranteed interest period ends on its maturity date which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers, or other charges we may impose, including any Market Value Adjustment.  Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value.  We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer, or annuitize your investment in a Fixed Interest Option more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.  A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer, or annuitize, depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date.  We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods.  We determine guaranteed interest rates at our sole discretion.  We cannot predict the level of future interest rates.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the full Contract prospectus on the maturity date of a guaranteed interest period.  The minimum amount that you can transfer to or from any Fixed Interest Option is $100.  Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment.  If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option.  You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option.  A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge.  Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value.  We will apply a Market Value Adjustment:
•
Whenever you withdraw or transfer money from a Fixed Interest Option (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative, or result in no change.  In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value.  On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value.  In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized.  In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred, or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account.  More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:
•
100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately.  The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.  As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

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Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option.  On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:
(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Option; and
(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option.  The Contract Value on the date of allocation will be the amount allocated.  Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract.  The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge.  We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee.  On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less.  The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

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Assumptions used for Examples #1 and #2:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year guaranteed interest period;
•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
•	No prior Withdrawals affecting the Fixed Account have been taken;
•	A 3% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:
•	The calculated Fixed Account value after application of the MVA; and
•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330.  The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee.  The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1.  Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee.  In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%.  The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)].  Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

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Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.
In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330.  This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, a partial Withdrawal of $90,000 is taken;
•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;
•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
•	A 0% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%).  On May 15, 2010, the Floor Guarantee is equal to $232,127.  On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually.  As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818).  Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000).  No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818.  When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

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APPENDIX C – Fixed Interest Division
A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.
Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.
You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full Wells Fargo Opportunities Contact prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2021, as amended and supplemented.  The full prospectus and SAI can be found online at:
•	https://venerable.variableproducts-express.com/GetContract1.asp?clientid=venerablevpx&fundid=1029 until June 11, 2021; and
•	https://docs.venerable.com/#/landing?prod=380789677&doctype=spros on and after June 11, 2021.

They may also be obtained at no cost to you by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Wells Fargo Opportunities, Contract I.D. C00002524	April 30, 2021